LEASES - Gross Difference (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross Difference
Total lease payments	$ 39,991
Less: Present value discount	(3,154)
Total discounted lease payments	36,837	$ 53,071
Current portion of lease liabilities	13,391	17,541
Non-current operating lease liabilities	$ 23,446	$ 35,530